Share-based payment (Tables)	12 Months Ended
Dec. 31, 2018
Statement [LineItems]
Summary of Weighted Average Fair Value of Programs Granted and Principal Assumptions used in Applying Black-Scholes Model

The weighted average fair value of the programs granted during the financial years ended December 31, 2018 and 2017 and principal assumptions used in applying the Black-Scholes model were as follows:

	Stock grant programs
	Cosan S.A.		Comgás		Rumo
	December 31, 2018	December 31, 2017	December 31, 2018	December 31, 2017	December 31, 2018	December 31, 2017
Weighted average fair value at grant date	36.06	34.17	36.37	36.83	13.94	10.42
Weighted average of key assumptions:
Share price at grant date	38.61	34.51	54.25	51.03	13.94	10.42
Risk-free interest rate	15.00%	15.00%	10.56%	11.13%	10.93%	9.93%
Dividend yield	2.86%	5.93%	7.19%	4.32%	—	—
Volatility factor	33.70%	33.23%	32.38%	28.60%	31.91%	29.76%

Summary of Number and Weighted-average Exercise Prices of Share Options

The movement in the number of awards outstanding and their related weighted-average exercise prices are as follows:

	Stock option programs	Stock grant programs	Total	Weighted-average exercise price
At January 1, 2017	7,978,000	1,522,220	9,500,220	29.05
Granted	—	3,370,267	3,370,267	36.06
Vested	(1,405,000)	(8,206)	(1,413,206)	23.19
Cancelled	(427,000)	(368,444)	(795,444)	—

At December 31, 2017	6,146,000	4,515,837	10,661,837	29.84
Granted	—	1,456,933	1,456,933	—
Vested	(942,000)	(57,874)	(999,874)	23.32
Cancelled	(175,000)	(219,295)	(394,295)	—

At December 31, 2018	5,029,000	5,695,601	10,724,601	33.77

Summary of Share-based Compensation Expense

Share-based compensation expense included in the income statement for the years ended December 31, 2018, 2017 and 2016 was as follows:

	Stock option programs	Stock grant programs	Total
December 31, 2016	8,369	3,889	12,258
December 31, 2017	5,972	59,967	65,939

December 31, 2018	3,925	52,580	56,505

Cosan S.A. Industria e Comercio [member] | Equity-settled plans [member]
Statement [LineItems]
Summary of Share-based Payment Arrangements

The following share-based payment arrangements:

Type of award / grant date	Company	Expected life (years)	Granted
Stock option programs
August 18, 2011—(A)	Cosan S.A.	1 to 7	4,825,000
August 18, 2011—(B)	Cosan S.A.	1 to 12	5,000,000
December 12, 2012—(C)	Cosan S.A.	1 to 7	700,000
April 24, 2013	Cosan S.A.	5 to 7	970,000
April 25, 2014	Cosan S.A.	5 to 7	960,000
August 31, 2015	Cosan S.A.	5 to 7	759,000

			13,214,000
Stock grant programs
October 1, 2015	Rumo	5	1,485,900
January 2, 2017	Rumo	5	1,476,000
April 20, 2017	Comgás	5	61,300
April 27, 2017	Cosan S.A.	5	274,000
July 31, 2017	Cosan S.A.	5	298,107
August 12, 2017	Comgás	5	97,780
August 18, 2017	Cosan Limited	5	2,053,632
September 1, 2017	Rumo	5	870,900
July 31, 2018	Cosan S.A.	5	210,602
August 1, 2018	Rumo	5	1,149,544
August 1, 2018	Comgás	5	96,787

			8,074,552
Cash-settled transactions
September 29, 2017	Cosan Limited	5	255,000